Income Taxes (Details) - Schedule of net deferred tax asset - USD ($)	Oct. 31, 2021	Dec. 31, 2020
Schedule Of Net Deferred Tax Asset Abstract
Net operating loss carryforward	$ 2,025,694	$ 1,210,697
Total deferred tax asset	2,025,694	1,210,697
Less: valuation allowance	(2,025,694)	(1,210,697)
Net deferred tax asset